UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21656

Name of Fund: BlackRock Energy and Resources Trust (BGR)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Energy and Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2015

Date of reporting period: 09/30/2015

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services — 6.9%
Halliburton Co. (a)	146,900	$5,192,915
Schlumberger Ltd. (a)	360,824	24,886,031

		30,078,946
Oil, Gas & Consumable Fuels — 89.5%
Anadarko Petroleum Corp. (a)	369,233	22,297,981
BG Group PLC	1,295,610	18,690,260
BP PLC	1,633,900	8,289,356
Cabot Oil & Gas Corp. (b)	381,400	8,337,404
Cairn Energy PLC (c)	2,521,300	5,355,221
Carrizo Oil & Gas, Inc. (c)	63,498	1,939,229
Cimarex Energy Co.	177,200	18,159,456
ConocoPhillips (a)	589,700	28,282,012
Devon Energy Corp. (a)	431,000	15,985,790
Enbridge, Inc.	526,300	19,541,525
Encana Corp. (a)	818,571	5,269,033
Energen Corp. (a)	73,922	3,685,751
EOG Resources, Inc. (a)	220,400	16,045,120
EQT Corp. (a)	125,300	8,115,681
Exxon Mobil Corp. (a)(b)	590,700	43,918,545
Hess Corp. (a)	302,700	15,153,162
Kosmos Energy Ltd. (a)(c)	728,107	4,062,837
Laredo Petroleum, Inc. (a)(c)(d)	631,731	5,957,223
Marathon Oil Corp. (a)	1,132,400	17,438,960
Noble Energy, Inc. (a)	303,192	9,150,334
Oil Search Ltd.	1,943,606	9,868,530
Phillips 66 (a)	180,300	13,854,252
Pioneer Natural Resources Co. (a)	132,300	16,092,972
Range Resources Corp. (a)	130,500	4,191,660
Royal Dutch Shell PLC, A Shares — ADR	911,400	43,191,246
Southwestern Energy Co. (c)	283,600	3,598,884

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Statoil ASA	739,526	$10,781,617
TOTAL SA	384,600	17,300,506

		394,554,547
Total Long-Term Investments (Cost — $553,829,680) — 96.4%		424,633,493

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (e)(f)	12,323,531	12,323,531

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.26% (e)(f)(g)	$1,759	1,758,783
Total Short-Term Securities (Cost — $14,082,314) — 3.2%		14,082,314
Total Investments Before Options Written (Cost — $567,911,994*) — 99.6%		438,715,807

Options Written
(Premiums Received — $3,514,369) — (0.4)%		(1,689,852)
Total Investments Net of Options Written — 99.2%		437,025,955
Other Assets Less Liabilities — 0.8%		3,718,674

Net Assets — 100.0%		$440,744,629

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$573,201,642

Gross unrealized appreciation	$8,157,267
Gross unrealized depreciation	(142,643,102)

Net unrealized depreciation	$(134,485,835)

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(c)	Non-income producing security.

(d)	Security, or a portion of security, is on loan.

(e)	Represents the current yield as of report date.

Portfolio Abbreviations
ADR	American Depositary Receipt	EUR	Euro	NOK	Norwegian Krone
AUD	Australian Dollar	GBP	British Pound	USD	U.S. Dollar
CAD	Canadian Dollar

SEPTEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

(f)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares/ Beneficial Interest Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	35,462,798	(23,139,267)	12,323,531	$9,440
BlackRock Liquidity Series, LLC Money Market Series	—	$1,758,783	$1,758,783	$153,490	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(g)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Anadarko Petroleum Corp.	Call	10/02/15	USD	73.50	413	$(4,956)
ConocoPhillips	Call	10/02/15	USD	52.50	440	(1,760)
Devon Energy Corp.	Call	10/02/15	USD	42.50	500	(5,000)
EOG Resources, Inc.	Call	10/02/15	USD	81.00	200	(10,000)
Exxon Mobil Corp.	Call	10/02/15	USD	75.50	583	(8,162)
Halliburton Co.	Call	10/02/15	USD	41.50	257	(5,397)
Hess Corp.	Call	10/02/15	USD	56.00	150	(1,650)
Marathon Oil Corp.	Call	10/02/15	USD	18.50	300	(300)
Phillips 66	Call	10/02/15	USD	80.00	126	(2,520)
ConocoPhillips	Call	10/09/15	USD	52.00	440	(14,080)
Exxon Mobil Corp.	Call	10/09/15	USD	76.00	150	(5,700)
Hess Corp.	Call	10/09/15	USD	60.00	760	(9,880)
Marathon Oil Corp.	Call	10/09/15	USD	17.00	740	(7,770)
Phillips 66	Call	10/09/15	USD	83.50	150	(3,000)
Pioneer Natural Resources Co.	Call	10/09/15	USD	121.00	100	(38,000)
Schlumberger Ltd.	Call	10/09/15	USD	77.50	418	(8,360)
Anadarko Petroleum Corp.	Call	10/16/15	USD	77.50	413	(1,446)
ConocoPhillips	Call	10/16/15	USD	47.50	880	(124,520)
Encana Corp.	Call	10/16/15	CAD	11.00	1,000	(6,369)
EOG Resources, Inc.	Call	10/16/15	USD	80.00	99	(5,296)
EQT Corp.	Call	10/16/15	USD	80.00	150	(7,500)
Exxon Mobil Corp.	Call	10/16/15	USD	77.50	315	(9,293)
Kosmos Energy Ltd.	Call	10/16/15	USD	7.50	1,000	(10,000)
Laredo Petroleum, Inc.	Call	10/16/15	USD	10.00	1,000	(32,500)
Laredo Petroleum, Inc.	Call	10/16/15	USD	13.00	500	(10,000)
Marathon Oil Corp.	Call	10/16/15	USD	18.00	652	(4,564)
Noble Energy, Inc.	Call	10/16/15	USD	35.00	300	(3,750)
Phillips 66	Call	10/16/15	USD	80.00	200	(17,500)
Range Resources Corp.	Call	10/16/15	USD	45.00	100	(2,500)
Anadarko Petroleum Corp.	Call	10/23/15	USD	69.00	466	(12,582)
EOG Resources, Inc.	Call	10/23/15	USD	82.00	99	(4,802)
Exxon Mobil Corp.	Call	10/23/15	USD	74.00	560	(108,360)
Exxon Mobil Corp.	Call	10/23/15	USD	76.00	137	(12,878)
Marathon Oil Corp.	Call	10/23/15	USD	18.00	652	(8,476)
Phillips 66	Call	10/23/15	USD	81.00	153	(14,535)
Pioneer Natural Resources Co.	Call	10/23/15	USD	132.00	97	(15,763)
Schlumberger Ltd.	Call	10/23/15	USD	76.50	411	(11,919)
Exxon Mobil Corp.	Call	10/28/15	USD	74.00	387	(79,327)
ConocoPhillips	Call	10/30/15	USD	50.00	299	(24,668)
Devon Energy Corp.	Call	10/30/15	USD	45.00	510	(6,630)
EOG Resources, Inc.	Call	10/30/15	USD	75.00	376	(90,804)
Laredo Petroleum, Inc.	Call	10/30/15	USD	11.62	750	(12,087)

2	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Marathon Oil Corp.	Call	10/30/15	USD	18.00	652	$(13,366)
Hess Corp.	Call	11/06/15	USD	54.00	150	(15,525)
Pioneer Natural Resources Co.	Call	11/06/15	USD	130.00	267	(89,445)
Schlumberger Ltd.	Call	11/06/15	USD	76.50	440	(18,920)
Energen Corp.	Call	11/20/15	USD	55.00	350	(52,500)
Total						$(954,360)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Cabot Oil & Gas Corp.	Call	Goldman Sachs International	10/01/15	USD	27.79	35,000	$—
Cairn Energy PLC	Call	Bank of America N.A.	10/01/15	GBP	1.64	150,000	(2)
Oil Search Ltd.	Call	UBS AG	10/01/15	AUD	6.71	201,000	(73,435)
BG Group PLC	Call	UBS AG	10/06/15	GBP	11.31	100,000	(126)
Cairn Energy PLC	Call	UBS AG	10/06/15	GBP	1.62	82,500	(55)
TOTAL SA	Call	Deutsche Bank AG	10/06/15	EUR	44.98	65,900	(18)
BP PLC	Call	Deutsche Bank AG	10/09/15	GBP	3.88	177,000	(979)
Cimarex Energy Co.	Call	Goldman Sachs International	10/12/15	USD	118.99	20,000	(999)
Enbridge, Inc.	Call	Deutsche Bank AG	10/13/15	CAD	53.75	55,000	(4,727)
Cairn Energy PLC	Call	UBS AG	10/14/15	GBP	1.62	82,500	(562)
Statoil ASA	Call	Bank of America N.A.	10/14/15	NOK	123.69	66,900	(28,102)
Cabot Oil & Gas Corp.	Call	Citibank N.A.	10/15/15	USD	25.78	63,000	(2,699)
Royal Dutch Shell PLC, A Shares — ADR	Call	Credit Suisse International	10/15/15	USD	56.93	90,000	(1)
Cairn Energy PLC	Call	Morgan Stanley & Co. International PLC	10/20/15	GBP	1.53	65,000	(2,271)
BG Group PLC	Call	Deutsche Bank AG	10/22/15	GBP	10.36	100,000	(14,975)
BP PLC	Call	Morgan Stanley & Co. International PLC	10/22/15	GBP	3.40	395,000	(54,681)
Cimarex Energy Co.	Call	Goldman Sachs International	10/26/15	USD	110.46	21,000	(31,163)
Cairn Energy PLC	Call	Bank of America N.A.	10/27/15	GBP	1.48	152,400	(10,538)
Enbridge, Inc.	Call	Deutsche Bank AG	10/27/15	CAD	54.14	78,000	(19,492)
TOTAL SA	Call	Deutsche Bank AG	10/27/15	EUR	43.57	48,000	(25,512)
BG Group PLC	Call	Bank of America N.A.	10/29/15	GBP	9.75	100,000	(57,599)
Cabot Oil & Gas Corp.	Call	Morgan Stanley & Co. International PLC	10/30/15	USD	24.99	40,000	(11,428)
Cairn Energy PLC	Call	UBS AG	10/30/15	GBP	1.44	22,000	(2,187)
EQT Corp.	Call	Credit Suisse International	10/30/15	USD	75.88	15,000	(5,786)
Royal Dutch Shell PLC, A Shares — ADR	Call	Deutsche Bank AG	11/03/15	USD	48.28	56,000	(73,036)
Statoil ASA	Call	Deutsche Bank AG	11/03/15	NOK	129.09	125,000	(39,729)
Cairn Energy PLC	Call	Bank of America N.A.	11/04/15	GBP	1.41	100,000	(11,870)
Oil Search Ltd.	Call	Morgan Stanley & Co. International PLC	11/04/15	AUD	8.09	192,000	(13,434)
BG Group PLC	Call	Bank of America N.A.	11/10/15	GBP	9.75	100,000	(68,136)
Oil Search Ltd.	Call	UBS AG	11/10/15	AUD	7.34	364,000	(97,240)
TOTAL SA	Call	Goldman Sachs International	11/12/15	EUR	41.77	21,000	(26,389)
Cimarex Energy Co.	Call	Goldman Sachs International	11/16/15	USD	110.46	21,000	(58,321)
Total							$(735,492)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

SEPTEMBER 30, 2015	3

Schedule of Investments (concluded)	BlackRock Energy and Resources Trust (BGR)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$30,078,946	—	—	$30,078,946
Oil, Gas & Consumable Fuels	324,269,057	$70,285,490	—	394,554,547
Short-Term Securities	12,323,531	1,758,783	—	14,082,314

Total	$366,671,534	$72,044,273	—	$438,715,807

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(862,944)	$(826,908)	—	$(1,689,852)

[1] Derivative financial instruments are options written, which are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$91,098	—	—	$91,098
Foreign currency at value	176,671	—	—	176,671
Liabilities:
Collateral on securities loaned at value	—	$(1,758,783)	—	(1,758,783)
Total	$267,769	$(1,758,783)	—	$(1,491,014)

During the period ended September 30, 2015, there were no transfers between levels.

4	SEPTEMBER 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Energy and Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Energy and Resources Trust

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Energy and Resources Trust

Date: November 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Energy and Resources Trust

Date: November 23, 2015